Net fee and commission income - Schedule of net fee and commission income (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Fee and commission income
Payment Services	€ 1,072	€ 990
Securities business	395	314
Insurance and other broking	287	262
Portfolio management	339	311
Lending business	313	328
Financial guarantees and other commitments	231	229
Other	120	121
Total fee and commission income	2,757	2,554
Fee and commission expenses
Payment Services	365	329
Securities business	75	70
Distribution of products	226	251
Other	94	97
Total fee and commission expenses	760	747
Net fee and commission income	€ 1,998	€ 1,807